NET (LOSS) PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2021
NET (LOSS) PER ORDINARY SHARE
NET INCOME (LOSS) PER ORDINARY SHARE

18. NET (LOSS) PER ORDINARY SHARE

Basic and diluted net loss per share for each of the years presented were calculated as follows:

	For the years ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net (loss) attributable to 9F Inc.	(2,159,576)	(2,258,895)	(234,908)
Less:
Change in redemption value in Series A preferred shares	(10,711)	—	—
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(2,170,287)	(2,258,895)	(234,908)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted	174,552,468	198,596,879	213,635,470
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted	(12.43)	(11.37)	(1.10)